Condensed Financial Information of the Parent Company Only - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 10,714	$ 3,414	$ 7,282
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense									0	3	17
Other, net									(186)	(88)	(267)
Net cash provided (used) by operating activities									16,302	12,479	13,531
Cash flows from investing activities:
Net cash provided (used) by investing activities									(78,574)	(112,925)	(94,235)
Cash flows from financing activities:
Cash dividends paid - common stock									(1,993)	(1,474)	(1,097)
Issuance of stock under equity compensation plan									135	0	0
Purchase of treasury stock									(179)	(878)	(623)
Net cash used in financing activities									41,477	137,329	79,322
Net decrease in cash and due from banks									(20,795)	36,883	(1,382)
Cash and cash equivalents, beginning of year				62,878				25,995	62,878	25,995	27,377
Cash and cash equivalents, end of year	42,083				62,878				42,083	62,878	25,995
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income									10,714	3,414	7,282
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries									(9,512)	(4,679)	(9,432)
Stock based compensation expense									0	3	17
Decrease (increase) in deferred tax asset									370	881	(442)
Other, net									(116)	453	769
Net cash provided (used) by operating activities									1,456	72	(1,806)
Cash flows from investing activities:
Decrease (increase) in investment in subsidiaries, net									500	(250)	2,500
Net cash provided (used) by investing activities									500	(250)	2,500
Cash flows from financing activities:
Cash dividends paid - common stock									(1,993)	(1,474)	(1,097)
Issuance of stock under equity compensation plan									135	0	0
Purchase of treasury stock									(179)	(878)	(623)
Net cash used in financing activities									(2,037)	(2,352)	(1,720)
Net decrease in cash and due from banks									(81)	(2,530)	(1,026)
Cash and cash equivalents, beginning of year				$ 1,415				$ 3,945	1,415	3,945	4,971
Cash and cash equivalents, end of year	$ 1,334				$ 1,415				$ 1,334	$ 1,415	$ 3,945